SHORT-TERM BANK LOAN	12 Months Ended
Dec. 31, 2014
SHORT-TERM BANK LOAN
SHORT-TERM BANK LOAN

13. SHORT-TERM BANK LOAN

On December 29, 2014, Heyi (Shanghai) Investment Advisory Co., Ltd. (“Heyi Investment”), a wholly-owned subsidiary of 1Verge Information, entered into a loan agreement with China Merchants Bank (Shanghai Pilot Free Trade Zone branch), pursuant to which Heyi Investment borrowed a RMB denominated loan of RMB500,000 (US$80,585) with a fixed interest rate of 5.4% per annum and is due on August 28, 2015. Pursuant to the loan agreement, the short-term bank loan can only be used for purchasing licensed copyrights and is collateralized by a USD denominated restricted deposit of RMB611,900 (US$98,620) as of December 31, 2014.